Changes in goodwill (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in Goodwill [Abstract]
Beginning balance		₩ 3,903,518	₩ 3,901,260
Acquisitions through business combinations	[1],[2]	786,531	2,258
Ending balance		₩ 4,690,049	₩ 3,903,518

[1]	recognized as a result of the Group's acquisitions of Orange Life Insurance Co., Ltd.("Orange Life"), Asia Trust Co., and the Shinhan Card's acquisition of the new business for the year ended December 31, 2019 (Note 50).
[2]	recognized as a result of the Shinhan Financial Investment Corp. acquisition of the new business for the year ended December 31, 2018.